Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per Share
Schedule of earning Loss per share, basic and diluted
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator for basic and diluted net loss per share:
Net loss	$(833,200)	$(416,503)	$(1,701,434)	$(568,730)
Basic and diluted net loss per share	$(0.03)	$(0.01)	$(0.05)	$(0.02)

Weighted average common shares outstanding
Basic and diluted shares	33,296,434	29,238,323	33,000,304	29,150,590

Anti-dilutive shares excluded from net loss per share calculation	23,951,234	23,148,234	23,951,234	23,148,234

Certain common shares issuable under stock options and convertible notes payable have been omitted from the diluted net loss per share calculation because their inclusion is considered anti-dilutive because the exercise prices were greater than the average market price of the common shares or their inclusion would have been anti-dilutive.

	Years ended December 31,
	2021	2020
Numerator for basic and diluted net income per share:
Net income (loss)	$(1,568,813)	$675,996
Basic and diluted net income (loss) per share	$(0.05)	$0.02

Weighted average common shares outstanding
Basic shares	30,122,738	29,061,883
Diluted shares	30,122,738	43,450,086

Anti-dilutive shares excluded from net income per share	22,623,804	3,965,000